Income Taxes (Details) - Schedule of reconciliation of statutory tax rate to effective tax rate	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation of statutory tax rate to effective tax rate [Abstract]
PRC statutory tax rate	25.00%	25.00%
Impact of different income tax rates in other jurisdictions	(157.80%)	(4.00%)
Effect of non-deductible expenses	(0.80%)	0.00%
Effect of valuation allowance for deferred tax assets	(845.60%)	(21.30%)
Effective tax rate	(979.20%)	(0.30%)